Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [Abstract]
Related party transactions
16.	Related party transactions

Key management includes members of the Board of Directors and its corporate officers. The aggregate value of transactions relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended December 31	2022	2021
Salary, fees, and other short-term benefits (i)	$2,912	$4,170
Share based payments	4,718	8,186
	$7,630	$12,356

(i)	In connection with the issuance of shares related to the RSUs and DSUs granted, during year ended December 31, 2022, the Company incurred payroll tax expense of $0.2 million (2021 – $0.7 million).